Trade Receivables - Summary of Trade Receivables (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Financial Assets [Line Items]
Trade receivables	$ 90	$ 50,410
Gross Carrying Amount
Disclosure Of Financial Assets [Line Items]
Trade receivables	$ 90	$ 50,410